Description of Business and Significant Accounting Policies Redeemable Noncontrolling Interest (Details)	Dec. 31, 2018
NCR Manaus [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%